Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2012
Registrant Name	DREYFUS APPRECIATION FUND INC
Central Index Key	0000318478
Amendment Flag	false
Document Creation Date	Jun. 20, 2013
Document Effective Date	Jul. 01, 2013
Prospectus Date	Jul. 01, 2013
DREYFUS APPRECIATION FUND INC | Investor Shares
Risk/Return:
Trading Symbol	DGAGX
DREYFUS APPRECIATION FUND INC | Class Y
Risk/Return:
Trading Symbol	DGYGX